Shareholders’ Equity (Details) - shares	1 Months Ended	6 Months Ended
	Feb. 19, 2023	Jun. 30, 2023
Shareholders’ Equity [Abstract]
Granted options shares	1,107,940
Aggregate of ordinary shares	1,107,940
Shares of options stock, description		(i) 172,321 options to the Company’s CEO, the Chairman of the board of directors and a member of the board of directors; (ii) 252,371 options to six officers of the Company; (iii) 641,836 options to 66 employees of the Company; and (iv) 41,412 options to a consultant of the company, at an exercise price of $1.37 per share. The options granted to the CEO, chairman of the board, board member and the officers will vest as follows: a quarter after one year and the balance will vest in 12 equal quarterly installments over a period of three years from February 19, 2024.
Options exercisable term		10 years